Eaton Vance

Pennsylvania Municipal Income Fund

April 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 98.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.5%
Delaware Valley Regional Finance Authority, PA:
2.00%, 10/1/29	$250	$259,645
5.75%, 7/1/32	4,500	6,456,375

		$6,716,020

Cogeneration — 0.2%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$1,323	$330,859

		$330,859

Education — 11.4%
Adams County General Authority, PA, (Gettysburg College), 4.00%, 8/15/45	$1,250	$1,447,688
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 5.00%, 8/1/27	1,665	2,100,397
Allegheny County Higher Education Building Authority, PA, (Duquesne University), 4.00%, 3/1/40	2,000	2,332,160
Cumberland County Municipal Authority, PA, (Dickinson College):
5.00%, 5/1/30	775	921,894
5.00%, 5/1/31	1,145	1,361,542
5.00%, 11/1/37	1,000	1,063,720
Delaware County Authority, PA, (Haverford College), 5.00%, 10/1/42	1,470	1,766,234
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/40	1,120	1,300,723
Erie Higher Education Building Authority, PA, (Gannon University), 4.00%, 5/1/36	300	340,767
Northampton County General Purpose Authority, PA, (Lehigh University), 4.00%, 11/15/35	500	572,140
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 4.00%, 5/1/36	4,000	4,467,400
Pennsylvania State University, 5.00%, 9/1/34	1,585	1,912,144
Union County Higher Educational Facilities Financing Authority, PA, (Bucknell University), Prerefunded to 4/1/22, 5.00%, 4/1/37	2,000	2,088,200

		$21,675,009

Escrowed/Prerefunded — 1.4%
Hatboro-Horsham School District, PA, Prerefunded to 3/15/23, 5.00%, 9/15/27	$1,100	$1,200,122
Lancaster Industrial Development Authority, PA, (Garden Spot Village), Prerefunded to 5/1/23, 5.375%, 5/1/28	300	331,032
Owen J. Roberts School District, PA, Prerefunded to 5/15/23, 5.00%, 5/15/28	535	587,933
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, Prerefunded to 6/1/21, 5.00%, 6/1/28	600	602,190

		$2,721,277

General Obligations — 7.9%
Allegheny County, PA, 5.00%, 11/1/43	$1,000	$1,243,760
Boyertown Area School District, PA, 5.00%, 10/1/38	1,000	1,122,600
Chartiers Valley School District, PA, Prerefunded to 4/15/25, 5.00%, 10/15/35	1,000	1,165,990
Chester County, PA:

Security	Principal Amount (000’s omitted)	Value
4.00%, 7/15/37	$500	$594,605
4.00%, 7/15/38	500	593,180
Cumberland Valley School District, PA, 4.00%, 11/15/38	750	874,005
Lower Paxton Township, PA:
4.00%, 4/1/43	300	346,824
4.00%, 4/1/45	310	356,931
Penn-Delco School District, PA, 4.00%, 6/1/45	1,500	1,688,055
Pennsylvania, 4.00%, 5/1/34	1,000	1,217,050
Pequea Valley School District, PA:
4.00%, 5/15/27	125	148,158
4.00%, 5/15/46	825	961,843
Phoenixville Area School District, PA:
4.00%, 11/15/29	360	431,777
4.00%, 11/15/30	500	595,460
Pittsburgh, PA, 4.00%, 9/1/35	550	651,546
Seneca Valley School District, PA, 5.00%, 4/1/31	750	950,865
Swatara Township, PA, 4.00%, 10/1/45	1,250	1,438,437
Upper Dublin School District, PA, 4.00%, 11/15/29	200	247,022
West Shore School District, PA, 4.00%, 11/15/33	430	515,097

		$15,143,205

Hospital — 17.9%
Allegheny County Hospital Development Authority, PA, (UPMC Health System):
4.00%, 7/15/38	$500	$587,890
4.00%, 7/15/39	2,000	2,346,060
5.00%, 7/15/33	1,000	1,286,420
Berks County Industrial Development Authority, PA, (Tower Health):
4.00%, 11/1/38	210	211,025
4.00%, 11/1/47	1,100	1,069,728
5.00%, 11/1/26	250	274,542
5.00%, 11/1/34	150	158,474
Berks County Municipal Authority, PA, (Tower Health):
5.00% to 2/1/25 (Put Date), 2/1/40	1,000	1,025,950
5.00% to 2/1/27 (Put Date), 2/1/40	500	516,560
Bucks County Industrial Development Authority, PA, (Grand View Hospital):
5.00%, 7/1/27	475	563,863
5.00%, 7/1/35	500	617,925
Bucks County Industrial Development Authority, PA, (St. Luke’s University Health Network), 4.00%, 8/15/38	1,500	1,697,205
Centre County Hospital Authority, PA, (Mount Nittany Medical Center), 5.00%, 11/15/30	505	587,391
Chester County Health and Education Facilities Authority, PA, (Main Line Health System):
5.00%, 10/1/31	1,350	1,680,912
5.00%, 10/1/35	2,000	2,466,920
Geisinger Authority, PA, (Geisinger Health System):
4.00%, 4/1/39	1,500	1,773,360
4.00%, 4/1/50	1,500	1,733,205
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 6.00%, 6/1/39	1,345	1,434,685
Lancaster County Hospital Authority, PA, (University of Pennsylvania Health System), 5.00%, 8/15/36	650	786,363
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network):
4.00%, 7/1/33	2,700	2,805,057
4.00%, 7/1/35	1,000	1,131,430

Security	Principal Amount (000’s omitted)	Value
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group):
4.00%, 9/1/34	$1,000	$1,175,380
5.00%, 9/1/33	1,000	1,275,640
5.00%, 9/1/37	1,000	1,243,260
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System):
4.00%, 8/15/42	150	171,166
5.00%, 8/15/27(2)	700	832,202
5.00%, 8/15/37	2,600	3,215,212
Philadelphia Hospitals and Higher Education Facilities Authority, PA, (Children’s Hospital of Philadelphia), 5.00%, 7/1/28	190	191,488
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 5.00%, 6/1/36	1,000	1,266,850

		$34,126,163

Housing — 1.2%
Pennsylvania Higher Educational Facilities Authority, (University Properties, Inc.), 5.00%, 7/1/35	$750	$825,683
Pennsylvania Housing Finance Agency, SFMR, 2.35%, 10/1/40	1,405	1,442,682

		$2,268,365

Industrial Development Revenue — 3.7%
Pennsylvania Economic Development Financing Authority, (Republic Services, Inc.):
0.15% to 7/1/21 (Put Date), 12/1/30	$460	$460,005
(AMT), 0.18% to 7/15/21 (Put Date), 4/1/34	5,000	4,999,900
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), 2.15%, 11/1/21	1,500	1,513,995

		$6,973,900

Insured-Electric Utilities — 1.3%
Philadelphia, PA, Gas Works Revenue, (AGM), 4.00%, 8/1/45	$1,000	$1,158,510
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,130	1,265,679

		$2,424,189

Insured-Escrowed/Prerefunded — 5.8%
Cambria County, PA, (BAM), Prerefunded to 8/1/24, 5.00%, 8/1/30	$2,270	$2,615,494
Erie School District, PA:
(NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	2,625,000
(NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	3,614,922
McKeesport Area School District, PA, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	2,256,548

		$11,111,964

Insured-General Obligations — 14.5%
Allentown City School District, PA:
(BAM), 5.00%, 6/1/31	$500	$593,460
(BAM), 5.00%, 6/1/32	1,000	1,184,210
(BAM), 5.00%, 6/1/33	1,000	1,180,430
Armstrong School District, PA, (BAM), 4.00%, 3/15/38	500	583,020
Bethlehem Area School District, PA, (BAM), 5.00%, 8/1/32	1,500	1,770,525
Blue Mountain School District, PA, (AGM), 4.00%, 8/1/36	300	354,909
Cambria County, PA:
(AGM), 4.00%, 8/1/35	700	789,782
(BAM), 5.00%, 8/1/30	1,050	1,198,480

Security	Principal Amount (000’s omitted)	Value
Coatesville Area School District, PA, (AGM), 5.00%, 8/1/25	$300	$355,626
Elizabeth Forward School District, PA:
(NPFG), 0.00%, 9/1/21	2,170	2,163,447
(NPFG), 0.00%, 9/1/22	2,170	2,140,879
(NPFG), 0.00%, 9/1/23	2,170	2,112,712
Erie School District, PA, (AGM), 4.00%, 4/1/33	1,000	1,167,050
Hopewell School District, PA:
(AGM), 0.00%, 9/1/22	1,000	991,670
(AGM), 0.00%, 9/1/26	1,000	935,090
Lake-Lehman School District, PA, (NPFG), 0.00%, 4/1/26	1,315	1,239,190
Lancaster School District, PA:
(AGM), 4.00%, 6/1/35	900	1,069,767
(AGM), 4.00%, 6/1/36	150	177,801
Luzerne County, PA, (AGM), 5.00%, 11/15/29	1,000	1,188,880
McKeesport Area School District, PA:
(AGM), 5.00%, 3/1/38	60	65,033
(AMBAC), 0.00%, 10/1/25	1,100	1,033,131
Montour School District, PA:
(AGM), 5.00%, 4/1/32	1,000	1,171,710
(AGM), 5.00%, 4/1/33	1,960	2,292,847
Philadelphia School District, PA, (AGM), 5.00%, 9/1/34	1,000	1,278,440
Upper Darby School District, PA, (AGM), 4.00%, 4/1/40	500	585,230

		$27,623,319

Insured-Hospital — 1.2%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$2,354,680

		$2,354,680

Insured-Lease Revenue/Certificates of Participation — 6.4%
State Public School Building Authority, PA, (Philadelphia School District):
(AGM), 5.50%, 6/1/28(3)	$6,250	$8,016,375
(AGM), 5.50%, 6/1/28	3,250	4,168,515

		$12,184,890

Insured-Transportation — 1.4%
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	$2,000	$2,667,820

		$2,667,820

Insured-Water and Sewer — 2.9%
Allegheny County Sanitary Authority, PA, (BAM), 5.00%, 12/1/28	$1,000	$1,117,880
Greater Johnstown Water Authority, PA, Sewer Revenue, (AGM), 4.00%, 8/15/38	1,740	2,015,929
Pittsburgh Water and Sewer Authority, PA, (AGM), 4.00%, 9/1/34	2,000	2,409,200

		$5,543,009

Lease Revenue/Certificates of Participation — 1.9%
Bucks County Community College Authority, PA, 5.00%, 6/15/38	$605	$754,247
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/34	2,405	2,953,100

		$3,707,347

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 0.6%
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), Series 2018, 5.00%, 5/1/42(4)	$1,000	$1,183,370

		$1,183,370

Senior Living/Life Care — 4.7%
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries):
5.00%, 1/1/31	$500	$615,175
5.00%, 1/1/39	2,000	2,372,500
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/29	815	911,871
5.00%, 12/1/33	455	498,311
Lancaster County Hospital Authority, PA, (Brethren Village), 5.125%, 7/1/37	1,265	1,388,945
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group):
4.00%, 11/15/43	200	227,648
5.00%, 11/15/45	1,000	1,195,450
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,000	1,067,940
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home), 4.00%, 11/15/46	525	584,089

		$8,861,929

Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/24	$18	$17,074
0.00%, 7/1/27	34	30,336
0.00%, 7/1/29	34	28,642
0.00%, 7/1/31	43	33,612
0.00%, 7/1/33	49	35,503
0.00%, 7/1/46	463	146,905
0.00%, 7/1/51	377	86,703
4.329%, 7/1/40	183	200,491
4.50%, 7/1/34	36	39,370
4.536%, 7/1/53	5	5,487
4.784%, 7/1/58	73	81,410

		$705,533

Transportation — 8.3%
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey:
5.00%, 7/1/32	$1,500	$1,850,085
5.00%, 7/1/42	1,500	1,821,120
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/38	2,470	3,084,116
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,960	2,074,346
Pennsylvania Turnpike Commission:
4.00%, 12/1/45	250	290,810
5.00%, 12/1/37	1,500	1,908,240
5.00%, 12/1/45	1,000	1,275,410
Philadelphia, PA, Airport Revenue:
(AMT), 5.00%, 6/15/27	815	822,327
(AMT), 5.00%, 7/1/33	1,250	1,512,775

Security	Principal Amount (000’s omitted)	Value
(AMT), 5.00%, 7/1/37	$1,000	$1,200,120

		$15,839,349

Water and Sewer — 2.0%
Chester Water Authority, PA, 5.00%, 12/1/35	$795	$918,527
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	750	811,793
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 3.00%, 4/1/39	2,000	2,159,100

		$3,889,420

Total Tax-Exempt Municipal Obligations — 98.6% (identified cost $174,266,291)		$188,051,617

Taxable Municipal Obligations — 1.3%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$446	$111,590

		$111,590

General Obligations — 1.2%
Abington School District, PA, 1.35%, 4/1/32	$2,550	$2,426,503

		$2,426,503

Total Taxable Municipal Obligations — 1.3% (identified cost $2,970,701)		$2,538,093

Total Investments — 99.9% (identified cost $177,236,992)		$190,589,710

Other Assets, Less Liabilities — 0.1%		$227,190

Net Assets — 100.0%		$190,816,900

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2021, 33.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 17.2% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	When-issued/delayed delivery security.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2021, the aggregate value of these securities is $1,183,370 or 0.6% of the Fund’s net assets.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guarantee Corp.

SFMR	-	Single Family Mortgage Revenue

The Fund did not have any open derivative instruments at April 30, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$188,051,617	$—	$188,051,617
Taxable Municipal Obligations	—	2,538,093	—	2,538,093
Total Investments	$—	$190,589,710	$—	$190,589,710

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.